Share-Based Payments - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares | shares	186,676
Granted, shares | shares	1,375
Exercised, shares | shares	(34,686)
Forfeited, shares | shares	(1,208)
Expired, shares | shares	(1,400)
Outstanding, end of period, shares | shares	150,757
Vested and expected to vest, end of period, shares | shares	150,368	[1]
Exercisable, end of period, shares | shares	108,747
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 26.86
Granted, weighted-average exercise price per share (in dollars per share) | $ / shares	34.06
Exercised, weighted-average exercise price per share (in dollars per share) | $ / shares	24.94
Forfeited, weighted-average exercise price per share (in dollars per share) | $ / shares	34.26
Expired, weighted-average exercise price per share (in dollars per share) | $ / shares	30.78
Outstanding, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	27.27
Vested and expected to vest, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	27.25	[1]
Exercisable, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 24.49
Outstanding, end of period, weighted-average remaining contractual term	5 years 1 month 6 days
Vested and expected to vest, end of period, weighted-average remaining contractual term	5 years 1 month 6 days	[1]
Exercisable, end of period, weighted-average remaining contractual term	4 years 3 months 18 days
Outstanding, end of period, aggregate intrinsic value | $	$ 1,350	[2]
Vested and expected to vest, end of period, aggregate intrinsic value | $	1,349	[1],[2]
Exercisable, end of period, aggregate intrinsic value | $	$ 1,276	[2]

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Market price of our underlying common stock less exercise price.